Richard B. Fisher

President

Federated Municipal Opportunities Fund, Inc.

President's Message

Dear Fellow Shareholder:

Federated Municipal Opportunities Fund, Inc. was created in 1987, and I am pleased to present its 13th Semi-Annual Report. At the end of the reporting period, this $393 million portfolio of municipal bonds had an average maturity of slightly more than 15 years, and an average coupon rate of 5.97%. The fund offers tax-sensitive investors tax-free monthly income from 166 municipal issues across the country.1 This report covers the first half of the fund's fiscal year, which is the six-month period from September 1, 1999 through February 29, 2000. It begins with an interview with Mary Jo Ochson, Senior Vice President, who co-manages the fund with J. Scott Albrecht, Vice President, both of Federated Investment Management Company.

Following their discussion of the fund's performance and investment strategy are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment results. Second is a complete listing of the fund's municipal bond holdings. Third is the publication of the fund's financial statements.

This fund is in its 13th year of providing monthly tax-free income from a broadly diversified portfolio of long-term municipal bonds. The fund is carefully managed to be as tax efficient as possible by avoiding taxable gains. In fact, the fund has a long standing record of never making a taxable distribution to shareholders.

From a total return perspective, it has been a difficult year for bond investors. Like virtually all bond funds, the fund's net asset value experienced a decline as Federal Reserve Board Chairman Alan Greenspan directed a series of interest rate increases (five in total) to cool the U.S. economy based on his fears of inflation. However, the income generated by the fund during the reporting period was excellent and exceeded that of its Lipper peer group. As the fund's managers note, long-term municipal yields are at their highest levels since 1997 and provide as much yield as Treasury securities--even without taking the tax advantages into consideration.

1 State, local, and federal alternative minimum taxes may apply.

This year, we expect the price performance of the fund to benefit from a more positive environment for municipal bonds, particularly the lower quality bonds in which the fund is focused.

Individual share class total return performance for the six-month reporting period, including income distributions, follows.2

	Total Return	Income	Net Asset Value Change
Class A Shares	(3.06%)	$0.28	$10.22 to $9.63 = (5.77%)
Class B Shares	(3.43%)	$0.24	$10.22 to $9.63 = (5.77%)
Class C Shares	(3.43%)	$0.24	$10.22 to $9.63 = (5.77%)
Class F Shares	(3.06%)	$0.28	$10.22 to $9.63 = (5.77%)

Thank you for selecting Federated Municipal Opportunities Fund, Inc. as a convenient, diversified way to pursue tax-free income. Of course, you have the option of receiving income from the fund or building your account by reinvesting your monthly dividends and compounding tax-free.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
April 15, 2000

2 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, C, and F Shares were (7.41%), (8.61%), (4.37%), and (4.94%), respectively.

Mary Jo Ochson

Senior Vice President

Federated Investment Management Company

J. Scott Albrecht

Vice President

Federated Investment Management Company

Investment Review

How would you describe the market environment over the first half of the fund's fiscal year?

From a total return standpoint, the municipal bond market in the past six months had what can only be characterized as a very difficult period, as interest rates rose over 40 basis points on long-term A-rated municipal bonds. Yields on 30-year Treasuries also rose but not as much as municipal yields. By February 29, 2000, the 30-year A-rated municipal yields were over 100% of 30-year Treasury yields, up from 94% six months earlier. The continued strong U.S. economy, rising equity wealth, and the Federal Reserve Board's policy actions were the primary reasons for this rise in yields. Municipal bond prices also fell in the face of weak demand for tax-exempt securities from both traditional crossover buyers (corporations and insurance companies) and municipal bond funds. Cash flows in municipal bond funds were actually net negative, as investors used tax losses from selling their bond funds to offset capital gains in the equity portion of their investment portfolios. Demand was weak from crossover buyers due to a large supply of corporate debt issuance which created relative value opportunities in the corporate market. The weakness in bond prices, caused by rising rates and weak demand, hurt the fund's total returns.

How did Federated Municipal Opportunities Fund, Inc. perform with respect to total return for the six-month reporting period ended February 29, 2000?

For the six-month reporting period ended February 29, 2000, the fund's Class A, B, C, and F Shares returned (3.06%), (3.43%), (3.43%), and (3.06%), based on net asset value, respectively.1 The fund lagged the Lipper General Municipal Fund Average2 of (1.15%) as the fund's returns were affected by credit spread widening as a result of the fund's focus on lower quality, higher yielding municipal bonds. When credit spreads increase, lower rated bonds exhibit poor price performance relative to higher quality, fixed-income securities. For example, the fourth quarter 1999 total return for the BBB-rated hospital sector was (3.7%), as compared with a total return of 1.6% for the AAA-rated state general obligation sector.

We are pleased with the income performance of the fund, as it again produced more federal tax-exempt income than the average long-term general municipal fund. As of February 29, 2000, Class A Shares had a 30-day SEC current yield of 5.34%3 based on offering price, which beat the average yield of 4.82% for the Lipper peer group. The fund's core positions in high-coupon bonds (both investment grade and non-investment grade) were the driving force behind the excellent yield performance. The performance is even more impressive on a taxable-equivalent basis (Class A Shares' yields range from 7.74% for an investor in the 31% bracket to 8.84% for an investor in the 39.6% bracket).

How did you position the fund in this environment?

We took advantage of the increasing interest rates by swapping lower yielding securities for higher yielding securities. Please keep in mind that the fund is managed to maximize the current yield to shareholders. Credit spreads between high and low quality bonds were very tight during most of 1998 and the first half of 1999. When credit spreads are tight, investors prefer higher quality bonds because they are not getting enough yield for the risk of owning lower quality securities. In the final months of 1999 and continuing into the year 2000, credit spreads have widened dramatically in the municipal market, particularly in the health care sector. We took advantage of this credit spread widening by increasing our position in non-investment grade bonds.4 Regardless of the credit quality of the issues we buy, we have maintained a highly diversified portfolio.

1 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, C, and F Shares were (7.41%), (8.61%), (4.37%), and (4.94%), respectively.

2 The Lipper figure represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper figures do not take sales charges into account.

3 The 30-day current SEC yield is calculated by dividing the investment income per share for the prior 30 days by the net asset value per share on that date. The SEC yields are compounded and annualized. The 30-day SEC yields as of February 29, 2000 for Class B, C and F Shares were 4.84%, 4.84%, and 5.53%, based on offering price, respectively.

4 Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

How were the fund's assets allocated on February 29, 2000 in terms of credit quality?

The fund had an average portfolio quality rating equivalent to BBB. The allocation was as follows:

Rating	Percentage of Net Assets
AAA	16.0%
AA	5.6%
A	4.1%
BBB	28.8%
BB	4.3%
B	0.0%
A-1/P-1	3.0%
Non-Rated	39.0%

What were the top five holdings as of February 29, 2000?

Issuer	Maturity	Coupon Rate	Percentage of Net Assets
Indianapolis, Indiana Airport Authority (FDX Corp.)	1/15/2017	7.100%	4.47%
District of Columbia Revenue Bonds (AMBAC Insurers)	10/01/2026	5.625%	4.05%
Illinois Health Facilities Authority (Edgewater Hospital & Medical Center) (Pre-refunded - 7/01/2004)	7/01/2024	9.250%	2.90%
Springfield, Tennessee Hospital Revenue Bonds (Northcrest Medical Center) (Pre-refunded - 4/01/2006)	4/01/2024	8.500%	2.36%
Pennsylvania EDFA (Sun Co., Inc.) Waste Water Treatment Revenue Bonds	12/01/2024	7.600%	2.15%
TOTAL			15.93%

What is your outlook for the municipal bond market this year?

We expect a more positive environment for municipal bonds, particularly lower quality bonds, this year. As we've discussed, credit spreads, which widened dramatically in the fourth quarter of 1999, are starting to narrow. This should help the price performance of the fund due to its concentration of lower quality securities. In addition, long-term municipal yields are at their highest levels since 1997, and provide as much yield as Treasury securities--even before you account for the fact that municipal income is exempt from federal tax. Lastly, municipals can be used as a tool to rebalance an investor asset allocation that may have become overweighted in equities.

Two Ways You May Seek to Invest for Success:

RESULTS OF A $13,000 INVESTMENT

If you made an initial investment of $13,000 in Class F Shares of Federated Municipal Opportunities Fund, Inc. on 4/10/87, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $27,586 on 2/29/00. You would have earned a 6.01% average annual total return for the investment life span.1

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding tax-free.

As of 3/31/00, the Class A Shares' average annual 1-year and since inception (8/5/96) total returns were (9.67%) and 2.07%, respectively. Class B Shares' average annual 1-year and since inception (8/5/96) total returns were (10.98%) and 1.88%, respectively. Class C Shares' average annual 1-year and since inception (8/5/96) total returns were (6.96%) and 2.60%, respectively. Class F Shares' average annual 1-year, 5-year, and 10-year total returns were (7.27%), 3.81%, and 5.55%, respectively.2

[Graphic Representation Omitted - See Appendix]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge for Class F Shares. A contingent deferred sales charge of 1.00% would be applied on any redemption of Class F Shares less than four years from the purchase date. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account the 4.50% sales charge for Class A Shares, the 5.50% contingent deferred sales charge for Class B Shares, the 1.00% contingent deferred sales charge for Class C Shares, and the 1.00% sales charge and 1.00% contingent deferred sales charge for Class F Shares.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 12 years (reinvesting all dividends and capital gains) grew to $18,353.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class F Shares of Federated Municipal Opportunities Fund, Inc. on 4/10/87, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $13,000, but your account would have reached a total value of $18,3531 by 2/29/00. You would have earned an average annual total return of 4.92%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all tax-free earnings. An investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Profile: Investing Tax-Free Monthly Income

Fred and Margie Potter both work and have no children. At the peak of their careers, this tax-sensitive couple was seeking a way to keep more of what they earn. On April 10, 1987, they invested $5,000 in the Class F Shares of Federated Municipal Opportunities Fund, Inc. and continue to invest $500 in the fund on the last day of every month.

As this chart shows, since that time, their investment has grown--on a tax-free basis--to $115,576.1 For the Potters, the decision to invest tax-free has made the future worth waiting for.2

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent investments are made on the last day of each month. Income may be subject to the federal alternative minimum tax and state and local taxes.

2 This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

FEBRUARY 29, 2000 (UNAUDITED)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--95.2%
		Alaska--0.8%
$1,440,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	BB+		$1,178,381
265,000		Alaska State Housing Finance Corp., COL Home Mortgage Revenue Bonds, Series B-1, 6.90% (GNMA LOC), 6/1/2032	AAA		271,363
2,000,000		Alaska State Housing Finance Corp., Mortgage Revenue Bonds, Series 1997 A-2, 5.75% (Original Issue Yield: 5.778%), 6/1/2024	AAA		1,885,240

		TOTAL			3,334,984

		Arizona--1.7%
4,985,000		Gilbert, AZ IDA, Revenue Bonds, Series 1999A, 5.85% (Southwest Student Services Corp.)/(Original Issue Yield: 5.90%), 2/1/2019	NR		4,326,980
2,400,000	[2]	Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, Series 1999A, 7.50% (Rainbow Valley Landfill Project), 12/1/2020	NR		2,256,432

		TOTAL			6,583,412

		Arkansas--1.9%
2,920,000		Conway, AR Hospital Authority, Revenue Bonds, 7.125% (Conway Regional Hospital), 2/1/2013	BBB+		3,092,514
2,215,000		Conway, AR Hospital Authority, Revenue Refunding Bonds, 8.125% (Conway Regional Hospital), 7/1/2005	BBB+		2,285,969
1,000,000		Conway, AR Hospital Authority, Revenue Refunding Bonds, 8.375% (Conway Regional Hospital), 7/1/2011	BBB+		1,032,810
1,000,000		Little Rock, AR Health Facilities Board, Revenue Refunding Bonds, 7.00% (Baptist Medical Center, AR), 10/1/2017	A		1,044,550

		TOTAL			7,455,843

		California--2.4%
2,000,000	[2]	California Statewide Communities Development Authority, Multifamily Housing Revenue Bonds, Series 1999X, 6.65% (Magnolia City Lights Project), 7/1/2039	NR		1,827,500
1,500,000		Folsom, CA, Special Tax Bonds, Series 1999, 6.00% (Folsom, CA Community Facilities District No. 7)/(Original Issue Yield: 6.077%), 9/1/2024	NR		1,340,640
2,300,000		San Dimas, CA Housing Authority, Mobile Home Park Revenue Bonds, Series 1998A, 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028	NR		1,991,340
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$2,000,000		Stockton, CA Public Financing Authority, Reassessment Revenue Bonds, Series 1998, 5.80% (Arch Road & Stockton Business Park Ads)/(Original Issue Yield: 5.80%), 9/2/2020	NR		$1,763,840
1,250,000		Temecula, CA Community Facilities District No. 88-12, Special Tax Refunding Bonds, Series 1998A, 5.625%, 9/1/2017	NR		1,086,600
1,000,000		Vista, CA Mobile Home Park, Revenue Bonds, Series 1999A, 5.75% (Vista Manor Mobile Home)/(Original Issue Yield: 5.821%), 3/15/2029	NR		876,780
800,000		Vista, CA Mobile Home Park, Revenue Bonds, Series A, 5.875% (Estrella De Oro Mobile Home)/(Original Issue Yield: 5.947%), 2/1/2028	NR		706,136

		TOTAL			9,592,836

		Colorado--1.9%
1,000,000		Bachelor Gulch Metropolitan District, CO, UT GO Bonds, 6.70%, 11/15/2019	NR		979,010
145,000		Colorado HFA, SFM Revenue Bonds, Series A-2, 7.70% (FHA GTD), 2/1/2023	AAA		148,918
1,130,000		Colorado HFA, SFM Revenue Bonds, Series C-2, 7.375% (FHA GTD), 8/1/2023	AAA		1,152,408
4,995,000		Colorado HFA, SFM Revenue Bonds, Series 1997C-2, 6.875%, 11/1/2028	Aa2		5,222,822
95,000		El Paso County, CO HFA, SFM Revenue Bonds, 8.00% (GNMA COL), 9/1/2022	AAA		97,389

		TOTAL			7,600,547

		Connecticut--0.7%
3,000,000		Connecticut Development Authority, PCR Refunding Revenue Bonds, Series A, 5.85% (Connecticut Light & Power Co.), 9/1/2028	BB-		2,649,990

		District of Columbia--4.0%
17,000,000		District of Columbia, Revenue Bonds, 5.625% (American University)/(AMBAC INS)/(Original Issue Yield: 5.90%), 10/1/2026	AAA		15,932,400

		Florida--2.6%
2,500,000	[2]	Florida Housing Finance Corp., Multifamily Housing Revenue Bonds, Series 1998 T-1, 6.50% (Whistler's Cove Apartments), 1/1/2039	NR		2,233,875
2,475,000		Lee County, FL HFA, SFM Step Coupon Revenue Bonds, 6.85% (GNMA COL), 3/1/2029	Aaa		2,617,313
15,925,000		Miami-Dade County, FL, Special Obligation Capital Appreciation Revenue Bonds, Series B (MBIA INS)/(Original Issue Yield: 5.65%), 10/1/2031	AAA		2,155,608
1,460,000	[2]	Orange County, FL HFA, Multifamily Housing Revenue Bonds, Series 1999B, 6.50% (Palm West Apartments Project), 3/1/2034	NR		1,322,366
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--continued
$2,000,000		St. Johns County, FL IDA, Health Care Revenue Bonds, Series 1999 8.00% (Glenmoor at St. Johns Project)/(Original Issue Yield: 8.10%), 1/1/2030	NR		$1,946,640

		TOTAL			10,275,802

		Georgia--1.4%
4,200,000		Augusta, GA HFA, Multifamily Housing Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	NR		4,054,302
1,640,000		Forsyth County, GA Hospital Authority, Revenue Anticipation Certificates, Series 1998, 6.375% (Georgia Baptist Health Care System)/(Original Issue Yield: 6.45%), 10/1/2028	NR		1,392,672

		TOTAL			5,446,974

		Idaho--0.9%
2,000,000		Idaho Health Facilities Authority, Refunding Revenue Bonds, Series 1999A, 7.875% (Valley Vista Care Corp. Obligated Group)/(Original Issue Yield: 8.10%), 11/15/2029	NR		1,919,060
490,000		Idaho Housing Agency, SFM Revenue Bonds, Series A, 7.50% (FHA GTD), 7/1/2024	AA		503,176
1,225,000		Idaho Housing Agency, SFM Revenue Bonds, Series F-2, 7.80% (FHA GTD), 1/1/2023	AA		1,253,261

		TOTAL			3,675,497

		Illinois--5.9%
1,915,000		Chicago, IL, COL SFM Revenue Bonds, Series A, 7.25% (GNMA COL), 9/1/2028	Aaa		2,051,597
1,100,000		Chicago, IL, Gas Supply Revenue Bonds, 7.50% (Peoples Gas Light & Coke Co.), 3/1/2015	AA-		1,124,651
1,480,000		Chicago, IL, Gas Supply Revenue Bonds, 7.50% (Peoples Gas Light & Coke Co.), 3/1/2015	AA-		1,513,167
3,000,000		Illinois Development Finance Authority, Housing Revenue Bonds, 6.10% (Catholic Charities Housing Development Corp.), 1/1/2020	Aaa		2,566,860
2,500,000		Illinois Development Finance Authority, Mortgage Revenue Refunding Bonds, Series A, 5.80% (MBIA INS), 7/1/2028	NR		2,357,525
9,825,000		Illinois Health Facilities Authority, Hospital Revenue Bonds, Series A, 9.25% (Edgewater Hospital & Medical Center, IL)/( State & Local Government Securities PRF), 7/1/2024	NR		11,407,120
2,000,000		Rolling Meadows, IL, Multifamily Mortgage Revenue Refunding Bonds, 7.75% (Woodfield Garden Apartments)/(Banque Paribas, Paris LOC), 2/1/2004	A+		2,101,380

		TOTAL			23,122,300

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Indiana--6.9%
$550,000		Beech Grove, IN, Economic Development Revenue Bond, 8.75% (Westvaco Corp.), 7/1/2010	A-		$557,310
1,000,000		Goshen, IN, Revenue Bonds, Series 1998, 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	NR		791,440
2,000,000		Indiana Health Facilities Finance Authority Rehabilitation Center, Revenue Refunding Bonds, Series 1998, 5.625% (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028	NR		1,549,040
3,000,000	[2]	Indiana Port Commission, Port Facility Revenue Refunding Bonds, 6.875% (Cargill, Inc.), 5/1/2012	A1		3,158,820
1,605,000		Indiana State HFA, SFM Revenue Home Mortgage Program, Series F-2, 7.75% (GNMA COL), 7/1/2022	Aaa		1,651,192
17,100,000		Indianapolis, IN Airport Authority, Special Facilities Revenue Bonds, 7.10% (Federal Express Corp.)/(Original Issue Yield: 7.178%), 1/15/2017	BBB		17,591,112
2,000,000		South Bend, IN, Economic Development Revenue Bonds, Series 1999A, 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	NR		1,698,380

		TOTAL			26,997,294

		Iowa--0.2%
1,000,000		Davenport, IA PCA, PCR Refunding Bonds, Nicols-Homeshield Project, 8.375% (Quanex Corp.), 12/1/2005	NR		1,007,600

		Kansas--1.4%
1,500,000	[2]	Kansas Development Finance Authority, Multifamily Housing Revenue Bonds, Series 1998K, 6.375% (Pioneer Olde Town Apartments), 10/1/2017	NR		1,379,625
50,000		Manhattan, KS, Industrial Revenue Bonds, Series 1999, 6.25% (Farrar Corporation Project), 8/1/2006	NR		48,572
1,625,000		Manhattan, KS, Industrial Revenue Bonds, Series 1999, 7.00% (Farrar Corporation Project), 8/1/2014	NR		1,583,953
2,260,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Series 1997A-1, 6.95% (GNMA COL), 6/1/2029	Aaa		2,424,731

		TOTAL			5,436,881

		Kentucky--1.7%
3,500,000		Kenton County, KY Airport Board, Special Facilities Revenue Bonds, Series A, 7.50% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.60%), 2/1/2020	BBB-		3,581,620
4,000,000		Kentucky EDFA, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	BB+		3,020,400

		TOTAL			6,602,020

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Louisiana--5.3%
$3,000,000		De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018	BBB+		$3,241,980
2,800,000		Lake Charles, LA Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co. Project, 7.75% (Panhandle Eastern Corp.), 8/15/2022	A3		3,011,876
5,645,000		St. Charles Parish, LA, PCR Bonds, 7.50% (Louisiana Power & Light Co.)/(Original Issue Yield: 7.542%), 6/1/2021	BBB		5,831,962
3,650,000		St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds, Series A, 7.00% (Louisiana Power & Light Co.)/(Original Issue Yield: 7.04%), 12/1/2022	BBB		3,743,331
3,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (Freeport McMoRan, Inc.)/(Original Issue Yield: 7.75%), 10/1/2022	NR		3,111,660
2,000,000		West Feliciana Parish, LA, PCR Refunding Bonds, Series 1999B, 6.60% (Entergy Gulf States, Inc.), 9/1/2028	BB+		1,861,880

		TOTAL			20,802,689

		Maine--0.5%
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bond, Series A, 7.50% (Piper Shores), 1/1/2019	NR		970,480
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds, Series A, 7.55% (Piper Shores), 1/1/2029	NR		967,990

		TOTAL			1,938,470

		Maryland--0.8%
1,000,000		Maryland Economic Development Corp., Health and Mental Hygiene Providers Facilities Acquisition Program Revenue Bonds, Series 2000A, 7.75% (Baltimore Association for Retarded Citizens, Inc. Project)/(Original Issue Yield: 7.85%), 3/1/2025	NR		996,710
2,000,000		Maryland Economic Development Corp., Senior Lien Revenue Bonds, Series 1999B, 7.75% (Chesapeake Bay Conference Center Project), 12/1/2031	NR		1,967,180

		TOTAL			2,963,890

		Massachusetts--1.4%
5,000,000		Massachusetts HEFA, Revenue Bonds, Series 1999A, 5.75% (Caritas Christi Obligated Group)/(Original Issue Yield: 5.80%), 7/1/2028	BBB		3,781,050
2,300,000		Massachusetts IFA, Refunding Revenue Bonds, Series 1998A, 5.625% (Chestnut Knoll at Glenmeadow)/(Original Issue Yield: 5.70%), 2/15/2025	NR		1,813,205

		TOTAL			5,594,255

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Michigan--2.1%
$1,000,000		Chelsea, MI Economic Development Corp., Revenue Refunding Bonds, Series 1998, 5.40% (United Methodist Retirement Communities, Inc.)/(Original Issue Yield: 5.52%), 11/15/2018	NR		$805,910
2,250,000		Chelsea, MI Economic Development Corp., Revenue Refunding Bonds, Series 1998, 5.40% (United Methodist Retirement Communities, Inc.)/(Original Issue Yield: 5.58%), 11/15/2027	NR		1,729,238
1,755,000		Island City Academy, MI, Certificates of Participation, 7.25%, 8/1/2029	NR		1,668,268
355,000		Michigan State Housing Development Authority, SFM Revenue Bonds, Series B, 6.95%, 12/1/2020	AA+		361,617
1,000,000		Michigan Strategic Fund, Resource Recovery Limited Obligation Revenue Bonds, 6.90% (Central Wayne Energy Recovery Limited Partnership), 7/1/2019	NR		954,000
1,000,000		Michigan Strategic Fund, Resource Recovery Limited Obligation Revenue Bonds, 7.00% (Central Wayne Energy Recovery Limited Partnership), 7/1/2027	NR		959,090
2,100,000		Mosaica Academy of Saginaw, MI, Certificates of Participation, 7.00%, 6/1/2029	NR		1,935,360

		TOTAL			8,413,483

		Minnesota--5.4%
90,000		Dakota County, MN Housing & Redevelopment Authority, SFM Revenue Bonds, 7.20% (GNMA COL), 12/1/2009	AAA		90,155
165,000		Hennepin Co. MN, Lease Revenue Certificates of Participation, Series A, 6.80%, 5/15/2017	AA		171,085
200,000		Minneapolis, MN Multifamily Housing Authority, Multifamily Housing Revenue Bonds, 7.125% (Seward Towers)/(GNMA COL), 12/20/2010	AAA		204,832
300,000		Minneapolis, MN Multifamily Housing Authority, Multifamily Housing Revenue Bonds, Churchill Project, 7.05% (FHA GTD), 10/1/2022	AAA		312,504
2,870,000		Minnesota State HFA, SFM Revenue Bonds, Series E, 6.85%, 1/1/2024	AA+		2,924,444
55,000		Minnesota State HFA, SFM Revenue Bonds, Series C, 7.10% (FHA/VA COL), 7/1/2011	AA+		56,542
8,525,000		St. Paul, MN Housing & Redevelopment Authority, Hospital Revenue Refunding Bonds, Series A, 6.625% (Healtheast, MN)/(Original Issue Yield: 6.687%), 11/1/2017	BBB-		7,616,661
8,000,000		VRDC/IVRC Trust, GO Inverse Variable Rate Certificates, 7.123% (University of Minnesota), 5/18/2012	NR		8,170,000
1,500,000		Winona, MN Port Authority, Lease Revenue Bonds, Series 1999A, 8.00% (Bluffview Montessori School Project), 12/1/2024	NR		1,514,340

		TOTAL			21,060,563

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Mississippi--0.5%
$2,500,000		Mississippi Business Finance Corp., PCR Bonds, 5.875% (System Energy Resources, Inc.)/(Original Issue Yield: 5.934%), 4/1/2022	BBB-		$2,158,350

		Missouri--0.7%
2,445,000	[2]	Kansas City, MO IDA, Multifamily Housing Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	NR		2,288,520
500,000		West Plains, MO IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	BB+		454,400

		TOTAL			2,742,920

		Montana--0.2%
755,000		Montana State Board of Housing, SFM Revenue Bonds, Series B-2, 7.50% (FHA GTD), 4/1/2023	Aa2		774,487

		Nevada--1.6%
2,000,000		Clark County, NV Improvement District, Revenue Bonds, 7.50% (Southern Highlands Area #121), 12/1/2019	NR		1,974,340
5,110,000		Clark County, NV, Industrial Development Revenue Bonds, Series 1997A, 5.90% (Nevada Power Co.), 11/1/2032	BBB		4,368,232

		TOTAL			6,342,572

		New Hampshire--1.4%
600,000		New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds, Series 1998, 5.75% (RiverMead at Peterborough), 7/1/2028	NR		473,820
720,000		New Hampshire State HFA, SFM Revenue Bonds, Series B, 7.75%, 7/1/2023	A+		743,645
4,040,000		New Hampshire State HFA, SFM Revenue Bonds, Series D, 7.25%, 7/1/2015	A+		4,128,638

		TOTAL			5,346,103

		New Jersey--0.5%
2,550,000		New Jersey EDA, Revenue Bonds, Series 1997A, 5.875% (Host Marriott Corp.), 12/1/2027	NR		2,053,770

		New Mexico--1.3%
2,500,000		Dona Ana County, NM, Multifamily Housing Revenue Bonds, Series 1999A, 6.75% (Montana Meadows Apartments), 8/1/2029	NR		2,363,050
2,000,000		Farmington, NM, PCR Refunding Bonds, Series 1997, 6.375% (Public Service Co. New Mexico), 4/1/2022	BBB		1,892,480
1,250,000		Santa Fe County, NM, Project Revenue Bonds, Series 1998A, 5.625% (El Castillo Retirement Residences)/(Original Issue Yield: 5.828%), 5/15/2025	NR		976,850

		TOTAL			5,232,380

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--1.6%
$2,500,000		Brookhaven, NY IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates), 12/1/2023	NR		$2,149,550
1,500,000		New York City, NY IDA, Industrial Development Revenue Refunding Bonds, Series 1998, 6.00% (Field Hotel Associates, L.P.--JFK Project), 11/1/2028	NR		1,281,915
280,000		New York State Environmental Facilities Corp., PCR State Water Revolving Fund, 7.25% (Original Issue Yield: 7.334%), 6/15/2010	AA+		294,370
2,620,000		New York State Environmental Facilities Corp., PCR State Water Revolving Fund, 7.25% (United States Treasury PRF), 6/15/2001 (@102)	AA+		2,763,104

		TOTAL			6,488,939

		North Carolina--0.5%
2,000,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 7.625% (Depaul Community Facilities)/(Original Issue Yield: 7.625%), 11/1/2029	NR		1,922,480

		North Dakota--0.7%
1,590,000		North Dakota State HFA, SFM Revenue Bonds, Series C, 7.30%, 7/1/2024	A+		1,624,773
1,010,000		North Dakota State HFA, SFM Revenue Bonds, Series A, 6.75% (FHA/VA COL), 7/1/2012	A+		1,030,675

		TOTAL			2,655,448

		Ohio--1.2%
2,000,000		Cleveland, OH, Airport Special Refunding Revenue Bonds, Series 1999, 5.70% (Continental Airlines, Inc.)/(Original Issue Yield: 5.80%), 12/1/2019	NR		1,710,420
1,680,000	[2]	Franklin County, OH, Multifamily Housing Revenue Refunding Bonds, Series 1998B, 6.25% (Jefferson Chase Apartments Project), 11/1/2015	NR		1,553,513
1,500,000		Ohio State Air Quality Development Authority, PCR Refunding Revenue Bonds, Series 1997A, 6.10% (Cleveland Electric Illuminating Co.), 8/1/2020	BB+		1,337,235

		TOTAL			4,601,168

		Oklahoma--3.0%
4,585,000		Jackson County, OK Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015	BB		4,353,458
1,250,000		Tulsa, OK Municipal Airport, Revenue Bonds, 7.375% (American Airlines Inc.), 12/1/2020	BBB-		1,268,850
6,200,000		Tulsa, OK Municipal Airport, Revenue Bonds, 7.60% (American Airlines Inc.)/(Original Issue Yield: 7.931%), 12/1/2030	BBB-		6,339,872

		TOTAL			11,962,180

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Oregon--0.6%
$2,500,000		Klamath Falls, OR, Senior Lien Electric Revenue Refunding Bonds, 6.00% (Klamath Cogeneration Project), 1/1/2025	NR		$2,188,725

		Pennsylvania--11.8%
3,000,000		Allegheny County, PA HDA, Health & Education Revenue Bonds, 7.00% (Rehabilitation Institute of Pittsburgh)/(United States Treasury PRF)/(Original Issue Yield: 7.049%), 6/1/2010	NR		3,188,340
2,500,000		Allegheny County, PA HDA, Health & Education Revenue Bonds, 7.00% (Rehabilitation Institute of Pittsburgh)/(United States Treasury PRF)/(Original Issue Yield: 7.132%), 6/1/2002 (@102)	NR		2,656,950
2,330,000		Allegheny County, PA HDA, Health Care Facilities Revenue Bonds, Series 1998, 5.875% (Villa St. Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018	NR		1,951,678
4,770,000		Allegheny County, PA Higher Education, Building Authority Revenue Bonds, 7.375% (La Roche College), 7/15/2012	NR		4,941,911
2,000,000		Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds, Series 1999, 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	NR		1,895,260
1,000,000		Bucks County, PA IDA, First Mortgage Health Care Facilities Revenue Bonds, Series 1999, 6.30% (Chandler Hall Health Services Obligated Group)/(Original Issue Yield: 6.40%), 5/1/2029	NR		853,460
1,500,000		Chartiers Valley, PA Industrial & Commercial Development Authority, First Mortgage Revenue Refunding Bonds, Series 1999, 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	NR		1,307,370
3,000,000		Delaware County, PA Authority, College Revenue Bonds, 7.25% (Eastern College)/(United States Treasury PRF)/(Original Issue Yield: 7.875%), 3/1/2012	NR		3,236,070
2,055,000		Erie County, PA Hospital Authority, Revenue Bonds, 7.50% (Erie Infants & Youth Home, Inc.), 10/1/2011	NR		2,066,796
2,000,000		Montgomery County, PA Higher Education and Health Authority, Revenue Bonds, 7.375% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.50%), 12/1/2030	NR		1,877,260
6,000,000	[2]	Pennsylvania EDFA, Exempt Facilities Revenue Bonds, Series 1997B, 6.125% (National Gypsum Co.), 11/1/2027	NR		5,366,400
4,000,000	[2]	Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027	NR		3,639,320
3,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds, Series A, 6.40% (Northampton Generating), 1/1/2009	BBB-		3,440,675
8,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Bonds, Series A, 7.60% (Sun Co., Inc.)/(Original Issue Yield: 7.653%), 12/1/2024	BBB		8,475,280
1,200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, Series 1996, 7.15% (Thiel College), 5/15/2015	NR		1,331,040

		TOTAL			46,227,810

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Puerto Rico--0.5%
$1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securites, Series PA 331A, 8.065% (AMBAC INS), 7/1/2013	NR		$1,019,640
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities, Series PA 331B, 8.065% (AMBAC INS), 7/1/2014	NR		1,008,720

		TOTAL			2,028,360

		South Carolina--1.1%
2,000,000		Charleston, SC, Industrial Refunding Revenue Bonds, 6.95% (AEI Resources, Inc.), 8/10/2028	NR		1,641,240
15,550,000		Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds, Series 1998A (Original Issue Yield: 5.85%), 1/1/2034	BBB-		1,095,653
2,000,000		South Carolina Jobs-EDA, First Mortgage Health Facilities Revenue Refunding Bonds, Series 1998, 5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%), 5/1/2026	NR		1,589,640

		TOTAL			4,326,533

		Tennessee--4.8%
1,300,000		Chattanooga, TN IDB, Industrial Development Refunding Revenue Bonds, Series 1999, 7.00% (Market Street, Ltd. Project), 12/15/2012	NR		1,280,110
1,200,000		Chattanooga, TN IDB, Industrial Development Refunding Revenue Bonds, Series 1999, 7.00% (Warehouse Row, Ltd. Project), 12/15/2012	NR		1,181,640
2,000,000		Elizabethton, TN Health & Educational Facilities Board, First Mortgage Hospital Revenue Refunding & Improvement Bonds, Series 2000B, 8.00% (Mountain States Health Alliance), 7/1/2033	Baa2		2,013,900
1,160,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds, Series 1998, 5.65% (The Blakeford at Green Hills)/(Original Issue Yield: 5.75%), 7/1/2024	NR		919,787
1,000,000		Shelby County, TN Health Education & Housing Facilities Board, Health Care Facilities Revenue Bonds, Series 1997A, 6.375% (Kirby Pines Retirement Community)/(Original Issue Yield: 6.50%), 11/15/2025	NR		868,390
3,100,000		Springfield, TN Health & Educational Facilities Board, Hospital Revenue Bonds, 8.25% (NorthCrest Medical Center)/(Original Issue Yield: 8.50%), 4/1/2012	NR		3,521,259
7,800,000		Springfield, TN Health & Educational Facilities Board, Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center)/(Original Issue Yield: 8.875%), 4/1/2024	NR		9,276,143
5,000		Tennessee Housing Development Agency, Homeownership Program, Issue V Revenue Bonds, 7.65%, 7/1/2022	AA		5,053

		TOTAL			19,066,282

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--9.2%
$2,000,000		ABIA Development Corporation, TX, Airport Facilities Revenue Bonds, Series 1999, 7.25% (Aero Austin LP)/(Original Issue Yield: 7.50%), 1/1/2025	NR		$1,895,440
2,500,000		Brazos River Authority, TX, PCR Revenue Bonds, Series A, 7.875% (Texas Utilities Electric Co.), 3/1/2021	BBB+		2,598,650
7,320,000		Dallas-Fort Worth, TX International Airport Facilities, Revenue Bonds, 7.125% (Delta Air Lines)/(Original Issue Yield: 7.55%), 11/1/2026	BBB-		7,360,626
3,000,000		Dallas-Fort Worth, TX International Airport Facilities, Revenue Bonds, 7.25% (American Airlines)/(Original Issue Yield: 7.428%), 11/1/2030	BBB-		3,051,660
2,370,000		Dallas-Fort Worth, TX International Airport Facilities, Revenue Bonds, 7.50% (American Airlines)/(Original Issue Yield: 8.20%), 11/1/2025	BBB-		2,417,684
2,500,000		Dallas-Fort Worth, TX International Airport Facilities, Revenue Bonds, 7.625% (Delta Air Lines)/(Original Issue Yield: 7.65%), 11/1/2021	BBB-		2,560,800
1,000,000		Guadalupe-Blanco River Authority TX, Industrial Development Corp., PCR Bonds, 8.60% (A.P. Green Industries), 4/1/2009	NR		1,031,010
2,500,000		Guadalupe-Blanco River Authority TX, Industrial Development Corp., PCR Bonds, 8.60% (A.P. Green Industries), 4/1/2009	NR		2,577,525
5,000,000		Gulf Coast, TX Waste Disposal Authority, Revenue Bonds, Series A, 6.875% (Champion International Corp.)/(Original Issue Yield: 7.15%), 12/1/2028	BBB		4,983,750
2,000,000		North Central Texas HFDC, Retirement Facility Revenue Bonds, Series 1999, 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029	NR		1,867,600
4,200,000		North Central, TX Housing Finance Corp., Housing Revenue Bonds, Series 1999A, 7.00% (Tiffany Square Apartments), 12/1/2031	NR		4,183,452
1,000,000		Tarrant County, TX HFDC, Revenue Bonds, Series 1998C, 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.89%), 8/15/2018	NR		826,560
1,000,000		Tarrant County, TX HFDC, Revenue Bonds, Series 1998C, 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.97%), 8/15/2028	NR		789,510

		TOTAL			36,144,267

		Utah--0.5%
560,000		Hildale, UT, Electric Revenue Bonds, Series 1995, 7.00%, 9/1/2002	NR		542,265
370,000		Utah State HFA, SFM Revenue Bonds, Series B-3, 7.10%, 7/1/2024	AAA		376,975
425,000		Utah State HFA, SFM Revenue Bonds, Series E-2, 7.15% (FHA GTD)/(Original Issue Yield: 7.169%), 7/1/2024	AAA		432,905
465,000		Utah State HFA, SFM Revenue Bonds, 7.55% (FHA GTD), 7/1/2023	AAA		476,727
45,000		Utah State HFA, SFM Revenue Bonds, 7.75% (FHA GTD), 1/1/2023	AAA		45,416

		TOTAL			1,874,288

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Virginia--1.0%
$7,500,000		Pocohontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds, Series B, (Original Issue Yield: 5.75%), 8/15/2017	BBB-		$2,164,575
16,000,000		Pocohontas Parkway Association, VA, Toll Road Revenue Bonds, Series 1998B (Original Issue Yield: 5.90%), 8/15/2029	BBB-		1,938,080

		TOTAL			4,102,655

		Washington--1.1%
4,300,000		Port of Camas-Washougal, WA, PCR Refunding Bonds, Series 1993, 6.70% (James River Project, WA)/(Original Issue Yield: 6.75%), 4/1/2023	BBB		4,226,814

		Wisconsin--1.5%
1,250,000		Wisconsin HEFA, Revenue Bonds, Series 1998, 5.70% (United Lutheran Program For The Aging, Inc.)/(Original Issue Yield: 5.778%), 3/1/2028	NR		984,538
2,000,000		Wisconsin HEFA, Revenue Bonds, Series B, 6.75% (Grant Regional Health Center, Inc.)/(Original Issue Yield: 6.90%), 10/1/2022	NR		1,828,640
1,750,000		Wisconsin HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028	NR		1,385,055
2,000,000		Wisconsin HEFA, Revenue Bonds, Series 1998, 5.75% (Attic Angel Obligated Group)/(Original Issue Yield: 6.00%), 11/15/2027	NR		1,589,860

		TOTAL			5,788,093

		TOTAL LONG TERM MUNICIPALS (IDENTIFIED COST $387,427,159)			374,742,354

		SHORT-TERM MUNICIPALS--3.0%
		Indiana--0.5%
1,900,000		Spencer County, IN, PCR Revenue Bonds Weekly VRDNs (American Iron Oxide Co. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	VMIG1		1,900,000

		Michigan--0.1%
400,000		Bruce Township, MI Hospital Finance Authority, Tender Securities (ARTS) Weekly VRDNs (Sisters of Charity Health Care System)/(MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ)	VMIG1		400,000

		New York--0.7%
2,690,000		New York City, NY Transitional Finance Authority, 1998 Subseries A-1 Weekly VRDNs (Morgan Guaranty Trust Co., New York LIQ)	VMIG1		2,690,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--3.0%
		Texas--1.7%
$6,700,000		Brazos River Authority, TX, Series 1996B, Daily VRDNs (Texas Utilities Electric Co.)/(AMBAC INS)/(Bank of New York, New York LIQ)	VMIG1		$6,700,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			11,690,000

		TOTAL INVESTMENTS (IDENTIFIED COST $399,117,159)[3]			$386,432,354

Securities that are subject to the Alternative Minimum Tax represent 41.3% of the portfolio as calculated upon total portfolio market value.

1 Please refer to the "Investment Ratings" in the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At February 29, 2000, these securities amounted to $27,054,731, which represents 6.9% of net assets.

3 The cost of investments for federal tax purposes amounts to $399,117,159. The net unrealized depreciation of investments on a federal tax basis amounts to $12,684,805 which is comprised of $8,539,273 appreciation and $21,224,078 depreciation at February 29, 2000.

Note: The categories of investments are shown as a percentage of net assets ($393,407,330) at February 29, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FHA	--Federal Housing Administration
FHA/VA	--Federal Housing Administration/Veterans Administration
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCA	--Pollution Control Authority
PCR	--Pollution Control Revenue
PRF	--Prerefunded
SFM	--Single Family Mortgage
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

FEBRUARY 29, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified cost $399,117,159)		$386,432,354
Income receivable		7,358,123
Receivable for investments sold		10,000
Receivable for shares sold		149,080

TOTAL ASSETS		393,949,557

Liabilities:
Payable for shares redeemed	$189,356
Payable for daily variation margin	21,875
Payable to bank	227,962
Accrued expenses	103,034

TOTAL LIABILITIES		542,227

Net assets for 40,845,231 shares outstanding		$393,407,330

Net Assets Consist of:
Paid in capital		$436,249,882
Net unrealized depreciation of investments		(12,688,680)
Accumulated net realized loss on investments		(31,746,767)
Undistributed net investment income		1,592,895

TOTAL NET ASSETS		$393,407,330

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($91,333,903 ÷ 9,481,871 shares outstanding)		$9.63

Offering Price Per Share (100/95.50 of $9.63)[1]		$10.08

Redemption Proceeds Per Share		$9.63

Class B Shares:
Net Asset Value Per Share ($70,370,260 ÷ 7,308,904 shares outstanding)		$9.63

Offering Price Per Share		$9.63

Redemption Proceeds Per Share (94.50/100 of $9.63)[1]		$9.10

Class C Shares:
Net Asset Value Per Share ($8,561,635 ÷ 889,286 shares outstanding)		$9.63

Offering Price Per Share		$9.63

Redemption Proceeds Per Share (99.00/100 of $9.63)[1]		$9.53

Class F Shares:
Net Asset Value Per Share ($223,141,532 ÷ 23,165,170 shares outstanding)		$9.63

Offering Price Per Share (100/99.00 of $9.63)[1]		$9.73

Redemption Proceeds Per Share (99.00/100 of $9.63)[1]		$9.53

1 See "What do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED FEBRUARY 29, 2000 (UNAUDITED)

Investment Income:
Interest		$14,294,331

Expenses:
Investment advisory fee	$1,275,805
Administrative personnel and services fee	160,228
Custodian fees	15,346
Transfer and dividend disbursing agent fees and expenses	141,196
Directors'/Trustees' fees	6,146
Auditing fees	7,150
Legal fees	9,707
Portfolio accounting fees	66,278
Distribution services fee--Class B Shares	274,955
Distribution services fee--Class C Shares	31,836
Shareholder services fee--Class A Shares	125,028
Shareholder services fee--Class B Shares	91,652
Shareholder services fee--Class C Shares	10,612
Shareholder services fee--Class F Shares	304,285
Share registration costs	30,707
Printing and postage	39,993
Insurance premiums	1,286
Taxes	15,942
Miscellaneous	9,528

TOTAL EXPENSES	2,617,680

Net investment income		11,676,651

Realized and Unrealized Loss on Investments:
Net realized loss on investments and futures transactions		(7,880,925)
Net change in unrealized appreciation (depreciation) of investments and futures transactions		(17,881,798)

Net realized and unrealized loss on investments		(25,762,723)

Change in net assets resulting from operations		$(14,086,072)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) February 29, 2000	Year Ended August 31, 1999
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$11,676,651	$24,275,110
Net realized loss on investments and futures transactions ($(7,880,925) and $1,110,583, respectively, as computed for federal tax purposes)	(7,880,925)	(17,594,800)
Net change in unrealized appreciation (depreciation) of investments and futures transactions	(17,881,798)	(19,467,255)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(14,086,072)	(12,786,945)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,882,212)	(5,694,395)
Class B Shares	(1,816,017)	(2,791,321)
Class C Shares	(207,722)	(355,204)
Class F Shares	(6,982,843)	(15,268,147)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,888,794)	(24,109,067)

Share Transactions:
Proceeds from sale of shares	40,149,660	105,746,491
Net asset value of shares issued to shareholders in payment of distributions declared	7,152,357	14,496,584
Cost of shares redeemed	(91,926,429)	(101,993,641)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(44,624,412)	18,249,434

Change in net assets	(70,599,278)	(18,646,578)

Net Assets:
Beginning of period	464,006,608	482,653,186

End of period (including undistributed net investment income of $1,592,895 and $1,805,038, respectively)	$393,407,330	$464,006,608

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) February 29,	Year Ended August 31,
	2000	1999	1998	1997	1996 [1]
Net Asset Value, Beginning of Period	$10.22	$11.04	$10.67	$10.33	$10.42
Income From Investment Operations:
Net investment income	0.28	0.55	0.54	0.58	0.08
Net realized and unrealized gain (loss) on investments	(0.59)	(0.82)	0.39	0.33	(0.12)

TOTAL FROM INVESTMENT OPERATIONS	(0.31)	(0.27)	0.93	0.91	(0.04)

Less Distributions:
Distributions from net investment income	(0.28)	(0.55)	(0.56)	(0.57)	(0.05)

Net Asset Value, End of Period	$ 9.63	$10.22	$11.04	$10.67	$10.33

Total Return[2]	(3.06%)	(2.58%)	8.91%	9.07%	(0.36%)

Ratios to Average Net Assets:

Expenses	1.09%[3]	1.07%	1.08%	1.09%	0.84%[3]

Net investment income	5.64%[3]	5.14%	4.98%	5.29%	6.15%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$91,334	$109,297	$112,179	$94,941	$296

Portfolio turnover	12%	25%	41%	20%	22%

1 Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) February 29,	Year Ended August 31,
	2000	1999	1998	1997	1996 [1]
Net Asset Value, Beginning of Period	$10.22	$11.03	$10.66	$10.33	$10.42
Income From Investment Operations:
Net investment income	0.24	0.47	0.44	0.51	0.08
Net realized and unrealized gain (loss) on investments	(0.59)	(0.81)	0.40	0.31	(0.12)

TOTAL FROM INVESTMENT OPERATIONS	(0.35)	(0.34)	0.84	0.82	(0.04)

Less Distributions:
Distributions from net investment income	(0.24)	(0.47)	(0.47)	(0.49)	(0.05)

Net Asset Value, End of Period	$ 9.63	$10.22	$11.03	$10.66	$10.33

Total Return[2]	(3.43%)	(3.23%)	8.08%	8.17%	(0.36%)

Ratios to Average Net Assets:

Expenses	1.84%[3]	1.82%	1.83%	1.84%	0.84%[3]

Net investment income	4.89%[3]	4.39%	4.25%	4.55%	6.15%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$70,370	$77,440	$47,028	$14,997	$296

Portfolio turnover	12%	25%	41%	20%	22%

1 Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) February 29,	Year Ended August 31,
	2000	1999	1998	1997	1996 [1]
Net Asset Value, Beginning of Period	$10.22	$11.03	$10.66	$10.33	$10.42
Income From Investment Operations:
Net investment income	0.24	0.47	0.45	0.50	0.08
Net realized and unrealized gain (loss) on investments	(0.59)	(0.81)	0.40	0.32	(0.12)

TOTAL FROM INVESTMENT OPERATIONS	(0.35)	(0.34)	0.85	0.82	(0.04)

Less Distributions:
Distributions from net investment income	(0.24)	(0.47)	(0.48)	(0.49)	(0.05)

Net Asset Value, End of Period	$ 9.63	$10.22	$11.03	$10.66	$10.33

Total Return[2]	(3.43%)	(3.24%)	8.11%	8.17%	(0.36%)

Ratios to Average Net Assets:

Expenses	1.84%[3]	1.82%	1.83%	1.86%	0.84%[3]

Net investment income	4.91%[3]	4.39%	4.24%	4.51%	6.15%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$8,562	$7,603	$6,269	$1,950	$296

Portfolio turnover	12%	25%	41%	20%	22%

1 Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) February 29,	Year Ended August 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$10.22	$11.04	$10.67	$10.33	$10.71	$10.56
Income From Investment Operations:
Net investment income	0.28	0.55	0.55	0.54	0.69	0.63
Net realized and unrealized gain (loss) on investments	(0.59)	(0.82)	0.38	0.37	(0.42)	0.15

TOTAL FROM INVESTMENT OPERATIONS	(0.31)	(0.27)	0.93	0.91	0.27	0.78

Less Distributions:
Distributions from net investment income	(0.28)	(0.55)	(0.56)	(0.57)	(0.65)	(0.63)

Net Asset Value, End of Period	$ 9.63	$10.22	$11.04	$10.67	$10.33	$10.71

Total Return[1]	(3.06%)	(2.58%)	8.91%	9.07%	2.47%	7.73%

Ratios to Average Net Assets:

Expenses	1.09%[2]	1.07%	1.08%	1.08%	1.08%	1.08%

Net investment income	5.63%[2]	5.14%	4.98%	5.23%	5.91%	6.18%

Expense waiver/reimbursement[3]	--	--	--	0.01%	0.01%	--

Supplemental Data:

Net assets, end of period (000 omitted)	$223,141	$269,667	$317,178	$331,588	$383,028	$426,010

Portfolio turnover	12%	25%	41%	20%	22%	13%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

FEBRUARY 29, 2000 (UNAUDITED)

ORGANIZATION

Federated Municipal Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective is to provide a high level of current income which is generally exempt from federal regular income tax. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses on the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $4,215,460, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$ 566,748

2004	3,648,712

Additionally, net capital losses of $19,650,382 attributable to security transactions after October 31, 1998, are treated as arising on September 1, 1999, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended February 29, 2000, the Fund had realized gains (losses) on future contracts of $137,625.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At February 29, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver	Position	Unrealized Depreciation
June 2000	100	Short	$(3,875)

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At February 29, 2000, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
Class F Shares	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended February 29, 2000		Year Ended August 31, 1999
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,464,559	$14,273,316	1,892,571	$20,449,506
Shares issued to shareholders in payment of distributions declared	202,294	1,994,949	367,199	3,960,907
Shares redeemed	(2,876,394)	(28,081,044)	(1,732,230)	(18,757,769)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,209,541)	$(11,812,779)	527,540	$5,652,644

	Six Months Ended February 29, 2000		Year Ended August 31, 1999
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,088,962	$10,709,965	4,254,176	$46,057,634
Shares issued to shareholders in payment of distributions declared	88,828	876,130	123,252	1,325,784
Shares redeemed	(1,448,466)	(14,219,929)	(1,060,466)	(11,420,830)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(270,676)	$(2,633,834)	3,316,962	$35,962,588

	Six Months Ended February 29, 2000		Year Ended August 31, 1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	319,815	$3,158,085	598,868	$6,508,764
Shares issued to shareholders in payment of distributions declared	12,878	126,604	22,128	238,543
Shares redeemed	(187,475)	(1,829,668)	(445,091)	(4,718,986)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	145,218	$1,455,021	175,905	$2,028,321

	Six Months Ended February 29, 2000		Year Ended August 31, 1999
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,247,219	$12,008,294	3,049,629	$32,730,587
Shares issued to shareholders in payment of distributions declared	421,279	4,154,674	831,010	8,971,350
Shares redeemed	(4,881,582)	(47,795,788)	(6,238,960)	(67,096,056)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(3,213,084)	$(31,632,820)	(2,358,321)	$(25,394,119)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,548,083)	$(44,624,412)	1,662,086	$18,249,434

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to reimburse FSC.

Share Class Name	Percent of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

For the period ended February 29, 2000, Class A Shares and Class F Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended February 29, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $181,669,900 and $148,775,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Investment Risk

Although the Fund has a diversified portfolio, the Fund has 28% of its portfolio invested in lower rated (BB or lower) and comparable quality unrated high-yield securities. Investments in higher yield securities are accomplished by greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended February 29, 2000, were as follows:

Purchases	$47,189,921
Sales	$82,684,960

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

WILLIAM D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

AS OF FEBRUARY 29, 2000

Federated Municipal Opportunities Fund, Inc.

Established 1987

13TH SEMI-ANNUAL REPORT

Federated
Federated Municipal Opportunities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101

8040407 (4/00)

APPENDIX

The following chart appears on page 6 of the report:

The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 4/10/87 to 2/29/00. The "y" axis is measured in increments of $5,000 ranging from $0 to $30,000 and indicates that the ending value of a hypothetical initial investment of $13,000 in the fund's Class F Shares, assuming the reinvestment of capital gains and dividends, would have grown to $27,586 on 2/29/00.

The following chart appears on page 7 of the report:

The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 4/10/87 to 2/29/00. The "y" axis is measured in increments of $5,000 ranging from $0 to $20,000 and indicates that the ending value of a hypothetical initial investment of $1,000 and subsequent annual investments of $1,000 over 12 years in the fund's Class F Shares, assuming the reinvestment of capital gains and dividends, would have grown to
$18,353 on 2/29/00.

The following chart appears on page 8 of the report:

The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 4/10/87 to 2/29/00. The "y" axis is measured in increments of $20,000 ranging from $0 to $120,000 and indicates that the ending value of a hypothetical initial investment of $5,000 and subsequent monthly investments of $500 over 13 years in the fund's Class F Shares, assuming the reinvestment of capital gains and dividends, would have grown to
$115,576 on 2/29/00.